Regulatory Requirements And Capital Ratios (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
City National
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Dividends Available Without Regulatory Approval	$ 57,500
Parent Company
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Cash balance	$ 26,520	$ 46,672